Summary of Significant Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Plan Administrator to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from those estimates. The accompanying financial statements are presented on the accrual basis of accounting. Benefits payable at year end are not accrued for as they are considered to be a component of the net assets available for plan benefits.

Investments	Investments
Investments are stated at fair value with the exception of the Plan’s fully benefit-responsive investment contracts which are stated at contract value. See Note 8 for a discussion of the methods used to determine the fair value of investments held by the Plan.
Security transactions received prior to 4:00 pm Eastern time by the Trustee are recognized on that business day. Transactions received after 4:00 pm Eastern time are valued as of the next business day.
Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.
Net appreciation in the fair value of investments includes both realized and unrealized gains and losses.

Note Receivable from Participant	Notes Receivable from Participants Notes receivable from participants are recorded at the outstanding principal balance plus accrued interest.
Contributions	ContributionsContributions from employees are recorded by the Plan when deducted from employees' wages. The Company's matching contributions are accrued at the time the employee's contributions are deducted. For the years ended December 31, 2025 and 2024, employer and employee contributions for the last pay period of the year were paid to the Plan prior to the Plan's year end. The Company’s discretionary annual contribution for 2025 and 2024 was paid to the Plan subsequent to the end of the Plan year and was recorded as employer contributions receivable on the Statements of Net Assets Available for Plan Benefits at December 31, 2025 and December 31, 2024.
Payments of Benefits	Payments of Benefits Benefits are recorded when paid.
Administrative Expenses	Administrative Expenses
The Plan bears all costs and general expenses incurred with regard to investment consulting, audit, legal and communication fees, other professional fees, independent fund managers and the purchase and sale of investments. These expenses are paid by the Plan participants equally. Other costs of administration are paid for by the Plan Administrator.